January 4, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Vanguard Windsor Funds - 485(a) Filing and Request for Acceleration of Effectiveness
      File No. 2-14336
----------------------------------------------------------------------------

Commissioners:

We respectfully submit the enclosed 106th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Windsor Funds (the "Trust"), which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated January 4, 2006, the Trust and its distributor, Vanguard Marketing Corporation, requested an accelerated effective date of Tuesday, February 28, 2006 pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 106 are to: (1) disclose the addition of an investment advisor to the Vanguard Windsor II Fund, a series of the Trust; (2) amend the Frequent Trader Policy disclosure; and (3) effect a number of non-material editorial changes. Except for disclosure about the new investment advisor, the Trust's registration statement is not materially different from the filing that we made on December 19, 2005 pursuant to Rule 485(a).

Sincerely,



Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.


Enclosures


cc:      Christian Sandoe
         U.S. Securities and Exchange Commission

                                   APPENDIX A

                           461(a) Acceleration Request

January 4, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Vanguard Windsor Funds - 461(a) Request for Acceleration of
         Effectiveness
         File No. 2-14336
--------------------------------------------------------------------

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Windsor Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 106th Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A be accelerated to Tuesday, February 28, 2006. We filed PEA 106 of the Trust's registration statement today, January 4, 2006.

We plan to file PEA 107 of the Trust's registration statement on or about February 28, 2006. PEA 107 will reflect our responses to the Commission staff's comments on PEA 106. PEAs 106 and 107 are being submitted in order to: (1) disclose the addition of an investment advisor to the Vanguard Windsor II Fund, a series of the Trust; (2) amend the Frequent Trader Policy disclosure; (3) update the annual financial statements of each series of the Trust; and (4) effect a number of non-material editorial changes.

Sincerely,

VANGUARD WINDSOR FUNDS

/s/ Heidi Stam
---------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President

VANGUARD MARKETING CORPORATION, Distributor

/s/ Pauline Scalvino
---------------------------
Name:    Pauline Scalvino
Title:   Secretary

*By Power of Attorney. See File number 2-57689, filed on December 26, 2002.

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission